Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other receivables [Abstract]
Trade receivables	$ 209,402	$ 227,343
Tax receivables	50,092	59,350
Prepayments	22,932	9,342
Other accounts receivable	6,418	11,108
Trade and other receivables	$ 288,844	$ 307,143